SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	$ 2,047,299	$ 1,276,976
Additions	221,943	971,666
Disposals	(131,832)	(201,343)
Foreign exchange	9,817
Property, plant and equipment, ending balance	2,147,227	2,047,299
Accumulated depreciation, beginning balance	855,225	747,434
Charge for the period	97,949	266,508
Disposals	(120,533)	(158,717)
Foreign exchange	494
Accumulated depreciation, ending balance	833,135	855,225
March 31, 2026	1,314,092	1,192,074
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	164,442	130,328
Additions	33,523	62,145
Disposals		(28,031)
Foreign exchange	73
Property, plant and equipment, ending balance	198,038	164,442
Accumulated depreciation, beginning balance	110,333	92,676
Charge for the period	10,152	41,903
Disposals		(24,246)
Foreign exchange	5
Accumulated depreciation, ending balance	120,490	110,333
March 31, 2026	77,548	54,109
Furniture and equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	1,770,591	997,416
Additions	188,420	908,221
Disposals	(131,832)	(135,046)
Foreign exchange	9,744
Property, plant and equipment, ending balance	1,836,923	1,770,591
Accumulated depreciation, beginning balance	675,329	591,603
Charge for the period	83,880	205,491
Disposals	(120,533)	(121,765)
Foreign exchange	489
Accumulated depreciation, ending balance	639,165	675,329
March 31, 2026	1,197,758	1,095,262
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	51,923	88,889
Additions		1,300
Disposals		(38,266)
Foreign exchange
Property, plant and equipment, ending balance	51,923	51,923
Accumulated depreciation, beginning balance	24,497	24,635
Charge for the period	2,771	12,568
Disposals		(12,706)
Foreign exchange
Accumulated depreciation, ending balance	27,268	24,497
March 31, 2026	24,655	27,426
Vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	60,343	60,343
Additions
Disposals
Foreign exchange
Property, plant and equipment, ending balance	60,343	60,343
Accumulated depreciation, beginning balance	45,066	38,520
Charge for the period	1,146	6,546
Disposals
Foreign exchange
Accumulated depreciation, ending balance	46,212	45,066
March 31, 2026	$ 14,131	$ 15,277